Income Taxes - Reconciliation of Income Taxes Computed at the US Federal Statutory Rate to Income Tax Expense (Detail) - USD ($) $ in Millions	1 Months Ended		3 Months Ended			9 Months Ended			12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2017	Oct. 02, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Successor
Income Tax [Line Items]
Income (loss) before income taxes			$ 524	$ (233)		$ 609
Income taxes at the US federal statutory rate of 35%				(82)
Nondeductible TRA accretion				5
Texas margin tax, net of federal benefit				3
Nondeductible debt restructuring costs				2
Other				2
Income tax benefit			$ 251	$ (70)		$ 284
Effective tax rate			47.90%	30.00%		46.60%
Predecessor
Income Tax [Line Items]
Income (loss) before income taxes					$ 184		$ 21,584	$ (653)	$ (5,556)	$ (8,549)
Income taxes at the US federal statutory rate of 35%							7,554		(1,945)	(2,992)
IRS audit and appeals settlements										53
Nondeductible goodwill impairment									770	560
Texas margin tax, net of federal benefit							(21)			10
Lignite depletion allowance									(8)	(14)
Interest accrued for uncertain tax positions, net of tax									(2)
Nondeductible interest expense							12		21	21
Nondeductible debt restructuring costs							38		64	42
Valuation allowance							(210)		210
Nontaxable gain on extinguishment of LSTC							(8,593)
Other							(47)		11
Income tax benefit	$ 2	$ 85			$ (3)		$ (1,267)	$ 3	$ (879)	$ (2,320)
Effective tax rate					(1.60%)		(5.90%)	(0.50%)	15.80%	27.10%